Occupational healthcare obligation (Tables)	12 Months Ended
Dec. 31, 2021
Legal proceedings provision [abstract]
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Notes	2021	2020	2019
Balance at beginning of the year		1,194	1,282	1,274
Interest charge	5.2	77	96	116
Change in estimate recognised in profit or loss		(14)	52	(40)
Payments made	34	(240)	(236)	(68)
Balance at the end of the year		1,017	1,194	1,282
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		1,017	1,194	1,282
Current portion of occupational healthcare obligation		—	(157)	(149)
Non-current portion of occupational healthcare obligation		1,017	1,037	1,133